STATEMENT OF STOCKHOLDERS' DEFICIT - Transitional Period [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares Held In Trust [Member]	Comprehensive Income [Member]
Beginning balance, value at Dec. 31, 2019	$ 116,980	$ 651,587		$ (971,277)
Shares, Issued, Beginning Balance at Dec. 31, 2019	116,980,000
Common stock issued for services	$ 13,000	117,000
Stock Issued During Period, Shares, Issued for Services	13,000,000
Net loss				(250,511)
Ending balance, value at Mar. 31, 2021	$ 754,280	987,287	(600,000)	(1,531,288)
Shares, Issued, Ending Balance at Mar. 31, 2021	754,280,000
Beginning balance, value at Sep. 30, 2020	$ 129,980	768,587		(1,221,788)
Shares, Issued, Beginning Balance at Sep. 30, 2020	129,980,000
Common stock issued for services	$ 24,300	218,700
Stock Issued During Period, Shares, Issued for Services	24,300,000
Net loss				(309,500)
Common stock issued for acquisition	$ 600,000		(600,000)
Stock Issued During Period, Shares, Acquisitions	600,000,000
Ending balance, value at Mar. 31, 2021	$ 754,280	987,287	(600,000)	(1,531,288)
Shares, Issued, Ending Balance at Mar. 31, 2021	754,280,000
Ending balance, value at Mar. 31, 2021	$ 754,280	$ 987,287	$ (600,000)	$ (1,531,288)
Shares, Issued, Ending Balance at Mar. 31, 2021	754,280,000